UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Freeman
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

  /s/ Richard Freeman     Westfield, NJ     July 29, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $79,630 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      268     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1593     4745 SH       SOLE                        0        0     4745
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      464        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      263     3400 SH       SOLE                        0        0     3400
CIGNA CORP                     COM              125509109      263     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      362    23200 SH       SOLE                        0        0    23200
DUKE REALTY CORP               COM NEW          264411505      589    42061 SH       SOLE                        0        0    42061
ENERGY INCOME & GROWTH FD      COM              292697109      353    12118 SH       SOLE                        0        0    12118
ENTERPRISE PRODS PARTNERS L    COM              293792107      304     7040 SH       SOLE                        0        0     7040
EXXON MOBIL CORP               COM              30231G102      332     4084 SH       SOLE                        0        0     4084
GATX CORP                      COM              361448103      475    12788 SH       SOLE                        0        0    12788
ISHARES INC                    MSCI JAPAN       464286848      155    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2623    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     2032    38404 SH       SOLE                        0        0    38404
ISHARES TR                     BARCLYS TIPS BD  464287176      482     4359 SH       SOLE                        0        0     4359
ISHARES TR                     S&P 500 INDEX    464287200    13360   100891 SH       SOLE                        0        0   100891
ISHARES TR                     BARCLY USAGG B   464287226      580     5439 SH       SOLE                        0        0     5439
ISHARES TR                     MSCI EMERG MKT   464287234     3349    70360 SH       SOLE                        0        0    70360
ISHARES TR                     IBOXX INV CPBD   464287242      259     2350 SH       SOLE                        0        0     2350
ISHARES TR                     S&P LTN AM 40    464287390      285     5522 SH       SOLE                        0        0     5522
ISHARES TR                     MSCI EAFE INDEX  464287465     1505    25032 SH       SOLE                        0        0    25032
ISHARES TR                     RUSSELL MIDCAP   464287499     2954    27016 SH       SOLE                        0        0    26726
ISHARES TR                     RUSSELL1000VAL   464287598     5018    73497 SH       SOLE                        0        0    68276
ISHARES TR                     RUSSELL1000GRW   464287614     1192    19582 SH       SOLE                        0        0    15527
ISHARES TR                     RUSSELL 1000     464287622    20479   277161 SH       SOLE                        0        0   277161
ISHARES TR                     RUSSELL 2000     464287655     4168    50335 SH       SOLE                        0        0    50335
ISHARES TR                     RUSSELL 3000     464287689      333     4195 SH       SOLE                        0        0     4195
ISHARES TR                     S&P SMLCAP 600   464287804     2636    35947 SH       SOLE                        0        0    35947
ISHARES TR                     MSCI ACJPN IDX   464288182     1382    22286 SH       SOLE                        0        0    22286
ISHARES TR                     MSCI ACWI EX     464288240     3368    74783 SH       SOLE                        0        0    72155
JOHNSON & JOHNSON              COM              478160104      290     4358 SH       SOLE                        0        0     4358
JPMORGAN CHASE & CO            COM              46625h100      318     7771 SH       SOLE                        0        0     7771
NGP CAP RES CO                 COM              62912R107      102    12400 SH       SOLE                        0        0    12400
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      559     6485 SH       SOLE                        0        0     6485
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     6349   127472 SH       SOLE                        0        0   127472
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      586     7330 SH       SOLE                        0        0     7330